Income taxes (Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Pre-tax income	$ 85,169	$ 182,813	$ 138,629
Weighted-average statutory income tax rate (as a percent)	42.70%	35.50%	35.40%
Income tax expense at weighted-average statutory tax rate on pre-tax income	$ 36,354	$ 64,901	$ 49,030
Change in valuation allowance	(24,307)	(21,241)	(19,217)
Expiration and changes in tax loss carryforwards	18,599	12,785	18,234
Venezuelan Remeasurement And Inflationary Impacts	16,857	2,683	4,368
Non-taxable income and non-deductible expenses	8,406	10,157	12,915
Tax benefits, including Brazil and other	(11,403)	(10,744)	(14,437)
Income taxes withholdings on intercompany transactions	7,723	6,804	22,379
Differences including exchange rate, inflation adjustment and filing differences	(2,815)	(11,909)	(13,002)
Alternative Taxes	(1,283)	156	(114)
Others	5	(278)	(515)
Income tax expense	$ 48,136	$ 53,314	$ 59,641